Financial instruments - financial and other risks (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Fair Values and Carrying Values of Financial Liabilities
Categories of Financial Instruments

	As of June 30, 2025		As of December 31, 2024
In thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$471,062	$471,062	$332,580	$332,580
Financial assets measured at fair value through profit or loss (2)	95,479	95,479	74,157	74,157
Accounts receivable (3)	167,328	167,328	150,183	150,183
Working capital contributions to Scorpio Pools (4)	45,794	45,794	45,761	45,761

Financial liabilities
Accounts payable (5)	$27,604	$27,604	$32,213	$32,213
Accrued expenses (5)	42,401	42,401	73,591	73,591
Secured bank loans (6)	642,290	642,290	718,514	718,514
Sale and leaseback liability (7)	70,815	70,815	73,283	73,283
Unsecured Senior Notes Due 2025 (8)	—	—	70,938	70,571
Unsecured Senior Notes Due 2030 (9)	200,500	200,000	—	—
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     The carrying value of our investment in DHT equaled its fair value, as this investment is accounted for at fair value through profit or loss under IFRS 9. Fair value is determined by the closing price of the common shares on balance sheet date. The fair value of this investment is considered a Level 1 fair value measurement item as its common stock is traded on an active market (the New York Stock Exchange) under the symbol "DHT".
(3)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(4)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For owned vessels, excluding those classified as held for sale, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the unaudited condensed consolidated balance sheets. We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(5)    We consider that the carrying amounts of accounts payable and accrued expenses approximate fair value due to the relative short maturity of these amounts.
(6)    The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $12.0 million and $14.5 million of unamortized deferred financing fees as of June 30, 2025 and December 31, 2024, respectively.
(7)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. These amounts are shown net of $0.1 million and $0.9 million of unamortized deferred financing fees as of June 30, 2025 and December 31, 2024, respectively.
(8)    The carrying value of our unsecured Senior Notes Due 2025, which were redeemed in February 2025, shown in the table above is their face value. The unsecured Senior Notes Due 2025 are shown net of $0.4 million of deferred financing fees and a nominal amount of unamortized discount on the audited condensed consolidated balance sheet as of December 31, 2024. Our unsecured Senior Notes Due 2025 were quoted on the New York Stock Exchange under the symbol 'SBBA'. We considered their fair value to be a Level 1 measurement due to their quotation on an active exchange.
(9)    The carrying value of our unsecured Senior Notes Due 2030, which mature in January 2030, shown in the table above is their face value. The unsecured Senior Notes Due 2030 are shown net of $3.2 million of deferred financing fees on the unaudited condensed consolidated balance sheet as of June 30, 2025. Our unsecured Senior Notes Due 2030 are listed on the Euronext Oslo Børs (Oslo Stock Exchange) under the symbol 'SCTI01'. However, we do not consider this to be an active market and therefore also consider other external sources of observable information to estimate fair value. It is on this basis that we consider market information, benchmark curves, and other relevant data, which is all considered observable, placing these assets in Level 2.